Cash And Cash Equivalents - Summary of Restricted Cash (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Restricted Cash [Abstract]
Beginning balance	$ 10,087
Additions during the year	14,914
Interest income	186
Ending balance	$ 25,187